THE INSTITUTIONAL FUND
Semiannual Report 1997

[LOGO] Hands plotting points on a graph.

MANAGER AND INVESTMENT ADVISER
R. Meeder & Associates
6000 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

BOARD OF TRUSTEES
Milton S. Bartholomew
Dr. Roger D. Blackwell
John M. Emery
Richard A. Farr                                CONTENTS
William L. Gurner                              --------------------------------
Robert S. Meeder. Sr.                          Portfolio Manager Commentary   3
Robert S. Meeder, Jr.
Russel G. Means                                FINANCIAL DATA
Lowell G. Miller                                 Portfolio                    4
Walter L. Ogle                                   Fund Financials              6
Philip A. Voelker                                Portfolio Financials         9

CUSTODIAN
Star Bank, N.A. Cincinnati
Cincinnati, Ohio 45201

TRANSFER AGENT DIVIDEND DISBURSING AGENT
Mutual Funds Service Co.
6000 Memorial Drive
Dublin, Ohio 43017

AUDITORS
KPMG Peat Marwick L.L.P.
Columbus, Ohio 43215

[PHOTO] Philip A. Voelker, Portfolio Manager

     The Institutional Fund remained one of the nation's leading institutional money market funds as the second quarter ended, according to data from independent money market fund monitor, IBC Financial Data, Inc.

     The 7-day simple yield for The Institutional Fund as of June 30, 1997 was
5.58 percent and the 7-day compound yield was 5.43 percent. As of the same date, the average institutional money market fund provided a 7-day simple yield of
5.31 percent and a 7-day compound yield of 5.45 percent.

     The Institutional Fund provided a total return for the 12 months ended June 30 of 5.44 percent, compared to the return from the average institutional money market fund of 5.27 percent, according to IBC, Inc.

MARKET PERSPECTIVE

     Following March's increase in the benchmark Federal Funds rate by the Federal Reserve Board, short-term interest rates were stable throughout the second quarter. Steadily declining long-term interest rates during the second quarter indicated investors` general approval of the Federal Reserve's handling of the economy so far in 1997. Yields available from the benchmark 30-year Treasury declined from 7.10 percent at the end of the first quarter to 6.80 percent on June 30. Treasury Bill rates slipped from 5.33 percent on March 31 to
5.25 by quarter's end.

     The average maturity of the securities in the portfolio of The Institutional Fund increased from the low 40-day range late in the first quarter to the upper 60-day range by the end of the second quarter. We increased the average maturity of the Portfolio in the face of the July 2 Federal Reserve Board meeting because short-term interest rates were stable and long-term interest rates were declining. As you may recall, The Institutional Fund acts during periods of declining rates to invest in longer-term securities (up to one year) in an effort to capture higher yields for a longer period of time.

     For now, it appears that inflation is in check and interest rates are in a declining trend. As the second quarter closed, the Federal Reserve seemed to be content with the effects of the interest rate hikes it has implemented so far this year. We are alert for changes in the marketplace that would indicate a rising trend in interest rates and are prepared to adjust the portfolio of The Institutional Fund in favor of shorter maturities, if necessary. We continue to strive for the best possible yields from the high quality investments we choose for The Institutional Fund in order to continue to earn competitive yields for our shareholders and maintain our position as one of the nation's leading money market investments.

The total return data shown at right assumes reinvestment of all dividends and capital gains distributions. All performance data represents past performance and does not necessarily indicate future performance results. The Investment Adviser waived a portion of its management fee to reduce the operating expenses of The Instiutional Fund for the period shown above. The Institutional Fund will seek to maintain a constant net asset value of $1.00 per share, although there is no guarantee that it will be able to do so. Investments in The Institutional Fund are neither insured nor guaranteed by the U.S. Government.

PORTFOLIO EXPOSURE
THE MONEY MARKEDT PORTFOLIO

The following information was presented as a pie chart:

                                   % of Portfolio
                                   --------------
Commercial Paper                       42.0%
Corporate Obligations                  40.4%
U.S. Government Agency Obligations      2.9%
U.S. Treasury Obligations               4.3%
Repurchase Agreements                  10.4%



AVERAGE ANNUAL TOTAL RETURNS
THE INSTITUTIONAL FUND as of June 30, 1997

The following information was presented as a bar graph:

                                  1 year
                                  ------
The Institutional Fund             5.44%
The Average Institutional Fund*    5.27%

* Per IBC, Inc. as of June 30, 1997.

MONEY MARKET PORTFOLIO
Portfolio of Investments as of June 30, 1997 (Unaudited)

                                     COUPON/                          AMORTIZED
                                      YIELD   MATURITY   FACE AMOUNT    COST
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 42.0%

  American Trading & Products         5.58%   08/19/97   $8,000,000   $7,939,240
  Cincinnati Bell                     5.56%   08/18/97   15,000,000   14,888,800
  Duff & Phelps Utilities             5.32%   07/10/97   10,000,000    9,986,700
  Duff & Phelps Utilities             5.30%   08/11/97   10,000,000    9,939,639
  Equitable of Iowa                   5.70%   07/21/97   10,100,000   10,068,017
  Franklin Resources                  5.65%   08/04/97   11,150,000   11,090,502
  GE Capital Corp.                    5.50%   11/19/97   14,000,000   13,698,417
  General Motors Acceptance Corp.     5.70%   12/17/97   10,000,000    9,732,416
  Greenwich Funding                   5.69%   09/19/97   12,638,000   12,479,323
  Greenwich Funding                   5.57%   08/19/97    2,020,000    2,004,686
  Greenwich Funding                   5.58%   08/08/97    4,770,000    4,741,905
  Hasbro, Inc.                        5.60%   10/31/97    6,600,000    6,474,747
  MCI Communications                  5.62%   09/23/97   15,000,000   14,803,300
  Merrill Lynch                       5.55%   07/02/97   12,500,000   12,498,073
  Merrill Lynch                       5.38%   07/30/97   10,000,000    9,956,660
  New Jersey Natural Gas              5.55%   07/02/97    5,000,000    4,999,229
  Toronto Dominion                    5.61%   12/10/97   15,000,000   14,621,325
  Tribune Co.                         5.65%   12/22/97   17,000,000   16,535,758

================================================================================
  TOTAL COMMERCIAL PAPER
  (Cost $186,458,737)                                                186,458,737
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 40.4%

  American General Finance Corp.      9.95%   10/29/97      500,000      506,282
  American General Finance Corp.      9.75%   12/01/97    1,000,000    1,016,744
  American General Finance Corp.      8.25%   01/15/98      400,000      404,492
  Associates Corp.                    5.88%   07/21/97      500,000      499,827
  Associates Corp.                    6.41%   08/15/97      500,000      500,218
  Associates Corp.                    7.30%   03/15/98      200,000      201,671
  Bank of America                     6.00%   07/15/97      200,000      200,013
  Care Life Project
     next redemption date 07/03/97    5.70%*  08/01/11    1,350,000    1,350,000
  Central Illinois Public Services    6.13%   07/01/97    2,000,000    2,000,000
  Chase Manhattan Bank                7.50%   12/01/97      300,000      301,723
  Chrysler Financial Corp.            5.88%   12/12/97      350,000      350,090
  Chrysler Financial Corp.            8.26%   01/26/98   10,000,000   10,119,167
  Cincinnati Bell                     6.70%   12/15/97    6,055,000    6,073,865
  Comerica                            5.95%   09/15/97      500,000      500,130
  Consolidated Rail                   6.00%   07/01/97      142,000      142,000
  Cooper Industries                   7.81%   10/21/97    3,000,000    3,014,182
  Cooper Industries                   7.77%   10/15/97    5,000,000    5,024,392
  Coughlin Family Properties
     next redemption date 07/03/97    5.71%*  05/15/07    4,950,000    4,950,000
  Doren, Inc.
     next redemption date 07/03/97    5.70%*  01/01/13      675,000      675,000
  Espanola/Nambe
     next redemption date 07/03/97    5.70%*  06/01/06    2,500,000    2,500,000
  Exxon Shipping
     next redemption date 07/03/97    5.60%*  10/01/11    7,000,000    7,000,000
  First Union Corp.                   6.75%   01/15/98    6,100,000    6,123,109
  First Union Corp.                   6.75%   01/15/98      119,000      119,392
  Ford Holdings                       9.25%   07/15/97    3,368,000    3,372,067
  Ford Motor Co.                     10.35%   10/01/97    1,125,000    1,136,773
  Ford Motor Credit Corp.
     next redemption date 07/15/97    6.75%   07/15/06      350,000      350,137
  Gannett, Inc.                       5.25%   10/27/97    2,525,000    2,511,139
  GE Capital Corp.                    4.55%   03/01/98    2,500,000    2,488,905
  General Mills                       5.70%   10/03/97    1,000,000      999,267
  General Motors Acceptance Corp.
     next redemption date 07/03/97    7.02%*  04/13/98   10,000,000   10,000,000
  Hancor, Inc.
     next redemption date 07/03/97    5.70%*  12/01/04      800,000      800,000
  H.J. Heinz                          5.50%   09/15/97    6,500,000    6,495,813
  Kellogg Co.                         5.90%   07/15/97    1,000,000    1,000,013
  Marshall & Isley                    7.38%   10/31/97   10,000,000   10,050,451
  Monsanto Co.                        8.80%   07/15/97    2,500,000    2,502,871
  Morgan Stanley, Inc.                9.25%   03/01/98    1,250,000    1,276,289
  Mubea, Inc.
     next redemption date 07/03/97    5.70%*  12/01/04    5,000,000    5,000,000
  National Rural Utilities            8.50%   02/15/98      125,000      126,753
  NationsBank                         6.63%   01/15/98      365,000      366,003
  Norwest Corp.                       6.50%   11/15/97      150,000      150,333
  Norwest Corp.                       7.70%   11/15/97    2,000,000    2,011,785
  Osco Industries
     next redemption date 07/03/97    5.70%*  12/01/07    3,000,000    3,000,000
  Paccar Finance                      5.12%   07/10/97    4,000,000    3,999,475

                                     COUPON/                          AMORTIZED
                                      YIELD   MATURITY   FACE AMOUNT    COST
--------------------------------------------------------------------------------

  Pacific Gas & Electric              8.95%   12/01/97    1,000,000    1,012,333
  Philip Morris Companies             9.35%   12/01/97      210,000      212,700
  Philip Morris Companies             9.50%   11/21/97      500,000      504,277
  Philip Morris Companies             9.25%   09/22/97    1,568,000    1,589,570
  Portland General Electric           6.75%   09/15/97    3,000,000    3,006,355
  Presrite Corp.
     next redemption date 07/03/97    5.70%*  01/01/04    2,375,000    2,375,000
  Public Service Gas & Electric       7.13%   11/01/97    5,350,000    5,367,128
  RI Lampus Co.
     next redemption date 07/03/97    5.70%*  01/01/13    2,440,000    2,440,000
  Sears Roebuck & Company             9.25%   08/01/97    2,000,000    2,005,513
  Southern California Edison          6.13%   07/15/97    2,500,000    2,500,362
  Southern California Edison          5.88%   02/01/98      100,000      100,000
  Southwest Bell Corp.                4.50%   08/01/97      120,000      119,885
  Student Loan Marketing Assoc.       6.00%   04/07/98   22,555,000   22,555,839
  Surgery Financing Co.
     next redemption date 07/03/97    5.70%*  04/01/20    3,585,000    3,585,000
  U.S. Leasing                        7.00%   11/01/97      200,000      200,588
  Walt Disney Co.                     8.00%   12/19/97    1,325,000    1,335,906
  White Castle Project
     next redemption date 07/03/97    5.70%*  12/01/10    8,750,000    8,750,000
  Wisconsin Power & Light             6.13%   07/15/97   13,000,000   13,002,241

================================================================================
  TOTAL CORPORATE OBLIGATIONS
  (Cost $181,873,068)                                                181,873,068
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%

  Federal Home Loan Mortgage Corp.    6.47%   07/07/97      500,000      500,063
  Federal National Mortgage Assoc. 5.73% 04/13/98 500,000 498,652 Student Loan Marketing Assoc.
     next redemption date 07/01/97    5.57%*  11/24/97    2,000,000    1,999,920
  Student Loan Marketing Assoc.
     next redemption date 07/01/97    5.46%*  11/10/98    5,000,000    5,000,000
  Student Loan Marketing Assoc.
     next redemption date 07/01/97    5.47%*  08/03/99    4,350,000    4,353,056
  Tennesee Valley Authority
     called @ $100, 09/15/97          7.88%   09/15/01      500,000      501,994

================================================================================
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost  $12,853,685)                                                 12,853,685
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 4.3%

  U.S. Treasury Bill                  5.27%   01/08/98       63,100       61,338
  U.S. Treasury Note                  6.00%   11/30/97   10,000,000   10,019,903
  U.S. Treasury Note                  6.00%   08/31/97    4,000,000    4,001,311
  U.S. Treasury Note                  5.00%   01/31/98    5,000,000    4,981,175

================================================================================
  TOTAL U.S. TREASURY OBLIGATIONS
  (Cost  $19,063,727)                                                 19,063,727
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 10.4%

** Paine Weber Inc.,
     dated 06/30/97                   6.10%   07/01/97   34,899,000   34,899,000
***Star Bank, dated 06/30/97          5.25%   07/01/97    5,535,000    5,535,000

================================================================================
TOTAL REPURCHASE AGREEMENTS
(Cost  $40,434,000 )                                                  40,434,000
--------------------------------------------------------------------------------

================================================================================
TOTAL INVESTMENTS - 100.0%
(Cost $440,683,217 )                                                $440,683,217
--------------------------------------------------------------------------------


*  Floating Rate as of 06/30/97.

** Collateralized by U.S. government obligations--market value $35,103,120.

***Collateralized by U.S. government obligations--market value $5,659,690.

See accompanying notes to financial statements.

  STATEMENTS OF ASSETS AND LIABILITIES
  JUNE 30, 1997 (Unaudited)

-----------------------------------------------------------------------------
  Assets:
-----------------------------------------------------------------------------
    Investment in corresponding portfolio at value              $307,652,240
    Unamortized organization costs                                     6,340
    Other assets                                                      89,760

    Total Assets                                                 307,748,340
=============================================================================

  Liabilites:

    Dividends payable                                              1,093,372
    Accrued transfer agent and administrative fees                     9,669
    Other accrued liabilities                                         25,802

    Total Liabilities                                              1,128,843
=============================================================================

  Net Assets                                                     306,619,497
=============================================================================

  Net Assets:
=============================================================================
    Capital                                                      306,619,497
    Accumulated undistributed (distributions in excess of)
      net investment income                                              ---
    Accumulated undistributed net realized gain (loss)
      from investments                                                   ---

    Net Assets                                                  $306,619,497
=============================================================================

    Capital Stock Outstanding                                    306,619,497

    Net Asset Value, Offering and Redemption Price Per Share           $1.00
-----------------------------------------------------------------------------


  STATEMENTS OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 1997 (Unaudited)

----------------------------------------------------------------------------
  Net Investment Income from Corresponding Portfolio:
============================================================================
    Interest                                                      $8,917,401
    Expenses                                                        (294,578)
    Total Net Investment Income from Corresponding Portfolio       8,622,823
============================================================================
  Fund Expenses:
============================================================================
    Administrative fee                                                69,594
    Transfer agent fees                                               96,107
    Audit fees                                                         3,302
    Legal fees                                                         1,113
    Printing                                                           2,890
    Amortization of organizational costs                               1,584
    Distribution plan                                                 49,181
    Postage                                                               98
    Registration and filing fees                                      17,291
    Insurance                                                          6,161
    Other expenses                                                     1,350

    Total Expenses                                                   248,671
============================================================================
    Expenses reimbursed by investment adviser                       (145,009)
    Net Expenses                                                     103,662
============================================================================
  NET INVESTMENT INCOME                                            8,519,161
============================================================================
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $8,519,161
----------------------------------------------------------------------------

See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (Unaudited)


--------------------------------------------------------------------------------
                                                      Six months
                                                        ended        year ended
                                                       6/30/97        12/31/96
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
================================================================================
OPERATIONS:
================================================================================
  Net investment income                               $8,519,161    $10,844,857
  Net increase in net assets resulting from
    operations                                         8,519,161     10,844,857
================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               (8,519,161)   (10,844,857)
  Net decrease in net assets resulting
    from dividends and distributions                  (8,519,161)   (10,844,857)
================================================================================

CAPITAL TRANSACTIONS:
  Issued                                           1,582,735,840  1,024,281,687
  Reinvested                                           1,718,814      4,112,320
  Redeemed                                        (1,509,977,535)  (909,466,834)
  Net increase (decrease) in net assets
  resulting from capital share transactions           74,477,119    118,937,173
TOTAL INCREASE (DECREASE) IN NET ASSETS               74,477,119    118,937,173
================================================================================
NET ASSETS - Beginning of period                     232,142,378    113,205,205
NET ASSETS - End of period                          $306,619,497   $232,142,378
================================================================================
SHARE TRANSACTIONS:
  Issued                                           1,582,735,840  1,024,281,687
  Reinvested                                           1,718,814      4,122,320
  Redeemed                                        (1,509,977,535)  (909,466,834)
  Change in shares                                    74,477,119    118,937,173
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS

                                              Six Months Ended        Years Ended       June 15, 1994*
                                                June 30, 1997         December 31,           to
                                                 (unaudited)       1996         1995    Dec. 31, 1994
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $1.000        $1.000       $1.000       $1.000
   Income from Investment Operations
   Net Investment Income                             0.026         0.053        0.059        0.026
   Total From Investment Operations                  0.026         0.053        0.059        0.026

Less Distributions
   Dividends (from net investment income)           (0.026)       (0.053)      (0.059)      (0.026)
   Total Distributions                              (0.026)       (0.053)      (0.059)      (0.026)
Net Asset Value, End of Period                      $1.000        $1.000       $1.000       $1.000

Total Return                                         2.68%(1)      5.43%        6.01%        4.80%(2)

Ratios/Supplementary Data
======================================================================================================
   Net Assets, End of Period ($000)               $306,619      $232,142     $113,205      $59,494
   Ratio of Expenses to Average Net Assets           0.25%(2)      0.25%        0.25%        0.25%(2)
   Ratio of Net Investment Income to
      Average Net Assets                             5.34%(2)      5.30%        5.87%        4.51%(2)
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                          0.47%(3)      0.46%(3)     0.55%(3)     0.46%(3)
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees              5.12%(3)      5.09%(3)     5.57%(3)     4.25%(3)

1 Not Annualized
2 Annualized
3 Annualized ratio includes fees waived in corresponding portfolio
* Date of commencement of operations.


See accompanying notes to financial statements

THE INSTITUTIONAL FUND June 30, 1997
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION

The Flex-Partners Trust was organized in 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Institutional Fund (the "Fund") commenced operations on June 15, 1994 when the Fund began investing all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objectives as the Fund. On June 30, 1997 The Institutional Fund held approximately 69% of the total assets of The Money Market Portfolio.

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments -- Valuation of securities by the Portfolio is discussed at Note 1 of the Notes to Financial Statements of the Money Market Portfolio which are included elsewhere in this report.

Income Taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Organizational Costs -- The cost related to the organization of the Fund has been deferred and is being amortized on a straight-line basis over a five-year period.

3. INVESTMENT ADVISORY, ACCOUNTING AND TRANSFER AGREEMENTS

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management research, statistical and advisory services.

Mutual Funds Service Co., (MFS), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder servicing agent for the Fund. Subject to a $4,000 annual minimum fee the Fund incurs an annual fee equal to or the greater of $20 per shareholder account or 0.06% of the Fund's average net assets, payable monthly.

MFS also provides the Trust with certain administrative services. The Fund incurs an annual fee, payable monthly, of .05% of the Fund's average net assets.

The Fund has adopted a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"). Pursuant to the Plans, the Fund may annually incur certain expenses associated with the distribution of fund shares in amounts not to exceed 3/100 of 1% of the Fund's average net assets.

Certain officers and/or trustees of the Fund and the Portfolio are officers and/or directors of MII, RMA and MFS.

4. CAPITAL SHARE TRANSACTIONS

At June 30, 1997, an indefinite number of shares of $0.10 par value stock were authorized in the Fund and capital amounted to $306,619,497 in The Institutional Fund. Transactions in capital stock are included elsewhere in this report.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1997 (Unaudited)

                                                                 MONEY
                                                                MARKET
                                                               PORTFOLIO
---------------------------------------------------------------------------
Assets:
  Investments at market value*                               $400,249,217
  Repurchase agreements*                                       40,434,000
  Cash                                                                219
  Interest receivable                                           3,338,160
  Prepaid/Other assets                                              5,967
  Unamortized organization costs                                       76

Total Assets                                                  444,027,639
===========================================================================

Liabilites:
  Payable to investment adviser                                    53,028
  Accrued fund accounting fees                                      6,998
  Other accrued liabilities                                        10,146
  Total Liabilities                                                70,172
===========================================================================

Net Assets                                                    443,957,467
===========================================================================

Net Assets:
===========================================================================
  Capital                                                     443,957,467
  Net Assets                                                 $443,957,467
===========================================================================
*Securities at cost                                           440,683,217
---------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (Unaudited)

                                                                  MONEY
                                                                  MARKET
                                                                 PORTFOLIO
-------------------------------------------------------------------------------
NET INVESTMENT INCOME
===============================================================================
  Interest                                                      $12,670,633
  Total Investment Income                                        12,670,633
===============================================================================

Expenses:
===============================================================================
  Investment advisory fees                                          638,575
  Audit fees                                                          5,767
  Custodian fees                                                     15,478
  Trustees fees and expenses                                          2,783
  Legal fees                                                          1,302
  Amortization of organization cost                                   2,469
  Accounting fees                                                    41,517
  Insurance                                                           1,700
  Other expenses                                                      6,987
  Total Expenses                                                    716,578
===============================================================================
  Investment advisory fees waived                                  (296,983)
  Total Net Expenses                                                419,595
===============================================================================

NET INVESTMENT INCOME                                            12,251,038
===============================================================================

NET GAIN (LOSS) ON INVESTMENTS                                          ---
===============================================================================

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $12,251,038
-------------------------------------------------------------------------------


See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (Unaudited)
                      and the YEAR ENDED DECEMBER 31, 1996

                                                       MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
                                                     Six months
                                                       ended         year ended
                                                      6/30/97         12/31/96
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
================================================================================
OPERATIONS:
================================================================================
  Net investment income                              $12,251,038     $19,455,266
  Net realized gain (loss) from investments                  ---             ---
  Net increase in net assets resulting from
     operations                                       12,251,038      19,455,266

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
================================================================================
  Contributions                                    1,783,146,092   1,414,075,891
  Withdrawals                                     (1,704,369,888) (1,335,249,306
Net increase (decrease) in net assets resulting from
  transactions of investors' beneficial interests     78,776,204      78,826,585

TOTAL INCREASE (DECREASE) IN NET ASSETS               91,027,242      98,281,851
================================================================================

NET ASSETS - Beginning of period                     352,930,225     254,648,374

NET ASSETS - End of period                          $443,957,467    $352,930,225
--------------------------------------------------------------------------------


MONEY MARKET PORTFOLIO

                                            Six months ended                                                            Period
                                              June 30, 1997                   Year Ended December 31,               May 1, 1992 to
                                               (unaudited)         1996         1995         1994         1993     December 31, 1992

   Net Assets, End of Period ($000)            $443,957        $352,930     $256,126     $224,523     $200,148       $244,272
   Ratio of Expenses to Average Net Assets         0.19%(1)        0.19%        0.21%        0.19%        0.19%          0.18%(1)
   Ratio of Net Investment Income to
      Average Net Assets                           5.40%(1)        5.34%        5.87%        4.28%        3.09%          3.60%(1)
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                        0.32%(1)        0.33%        0.37%        0.39%        0.40%          0.40%(1)
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees            5.27%(1)        5.20%        5.70%        4.08%        2.88%          3.38%(1)
   Portfolio Turnover Rate                          N/A             N/A          N/A          N/A          N/A            N/A

1 Annualized
*Date of commencement of operations

See accompanying notes to financial statements

MONEY MARKET PORTFOLIO June 30, 1997
Notes to Financial Statements
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies followed by the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- Money market securities held in the Money Market Portfolio are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. Amortized costs also represents cost for federal income tax purposes.

Repurchase Agreements -- It is the Portfolio's policy to take possession of the collateral for repurchase agreements before payment is made to the seller. Market value of the collateral at the date of purchase must be at least 100% of the amount of the repurchase agreement.

Income Taxes -- It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to partnerships. Therefore, no Federal income tax provision is required.

Organizational Costs -- The cost related to the organization the Portfolio has been deferred and is being amortized on a straight-line basis over a five-year period.

Other -- The Portfolio follows industry practice and records security transactions on the trade date. Gains and losses on security transactions are determined on the first-in, first-out ("FIFO") basis. Interest income is recognized as earned.

2. INVESTMENT ADVISORY, ACCOUNTING AND TRANSFER AGREEMENTS

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services, and pays certain other expenses of the Portfolio. For such services the Portfolio pays monthly a fee based upon the average daily value of the Portfolio's net assets at the following annual rate:
0.40% of average net assets up to $100 million and 0.25% of average net exceeding $100 million. During the six months ended June 30, 1997, RMA voluntarily waived investment advisory fees in the Portfolio.

Mutual Funds Service Co. (MFS), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. The minimum annual fee for all such services is $30,000. Subject to the applicable minimum fee, The Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets.

Certain officers and/or trustees of each Portfolio are officers and/or directors of MII, RMA and MFS.

THE INSTITUTIONAL FUND
P.O. BOX 7177
Dublin, Ohio 43017